Equity (Details) $ / shares in Units, $ in Thousands					6 Months Ended		12 Months Ended
	May 14, 2026 shares	Mar. 27, 2026 USD ($) shares	Mar. 17, 2026 shares	Feb. 10, 2026 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 ₪ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 ₪ / shares shares	Jul. 22, 2024 $ / shares shares
Equity [Line Items]
Preferred share, par value | ₪ / shares								₪ 0.01
Preferred share stated value | $ / shares					$ 1,000
Common stock outstanding					9.99%
Price of common stock | $ / shares					$ 0.1
Price of common stock percentage					20.00%
Options granted					968,000		192,800
Stock-based expense | $		$ 1,009			$ 1,009
Options exercised							175,049
Options forfeited					49,537		35,148
Options expired					13,902
Common stock, shares authorized							7,192,608	7,192,608	8,796,571	8,796,571
Common stock, par value | (per share)								₪ 0.01		₪ 0.01	$ 0.0001
Common stock, shares issued							836,512	836,512	651,571	651,571
Common stock, shares outstanding							836,512	836,512	651,571	651,571	7,000,000
TRAILBLAZER HOLDINGS, INC. [Member]
Equity [Line Items]
Common stock, shares authorized							1,000	1,000	1,000	1,000
Common stock, par value | $ / shares							$ 0.0001		$ 0.0001
Common stock, shares issued							1,000	1,000	1,000	1,000
Common stock, shares outstanding							1,000	1,000	1,000	1,000
Series A, B and C Preferred Shares [Member]
Equity [Line Items]
Preferred share, par value | $ / shares					$ 0.0001
Preferred share stated value | $ / shares					$ 1,000
RSUs [Member]
Equity [Line Items]
Granted RSUs	1,615,536		400,000
RSUs [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Equity [Line Items]
RSUs to purchase shares		400,000
Employee Stock Option [Member]
Equity [Line Items]
Options exercised					4,069
2020 Share Option Plan [Member] | Employee Stock Option [Member]
Equity [Line Items]
Options granted				65,797